Supplemental Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Additional Information Concerning Acquisitions, Interest and Income Taxes Paid
The following schedule provides additional information concerning acquisitions, interest and income taxes paid:

(In millions of dollars)	2012	2011	2010
Assets acquired, excluding cash	$380	$214	$867
Released from escrow in 2012	(62)	—	—
Liabilities assumed	(42)	(21)	(176)
Shares issued (7.6 million shares in 2010)	—	—	(183)
Contingent/deferred purchase consideration	(46)	(33)	(81)
Net cash outflow for current year acquisitions	230	160	427
Purchase of other intangibles	3	4	3
Deferred purchase consideration from prior years' acquisitions	59	11	62
Subtotal	$292	$175	$492
Cash paid into escrow for future acquisition	—	62	—
Net cash outflow for acquisitions	$292	$237	$492

(In millions of dollars)	2012	2011	2010
Interest paid	$183	$188	$232
Income taxes paid, net of refunds	$350	$37	$39

Schedule Of Supplemental Cash Flow Income Statement Disclosures
The cash flow impact of discontinued operations from the operating, financing and investing cash flow categories is as follows:

For the Year Ended December 31,
(In millions of dollars)	2012	2011	2010
Net cash provided by (used for) operations	$—	$11	$(6)
Net cash used for investing activities	$—	$—	$(14)
Effect of exchange rate changes on cash and cash equivalents	$—	$—	$(2)

Analysis for doubtful accounts
An analysis of the allowance for doubtful accounts is as follows:

For the Year Ended December 31,
(In millions of dollars)	2012	2011	2010
Balance at beginning of year	$105	$114	$107
Provision charged to operations	11	11	20
Accounts written-off, net of recoveries	(12)	(21)	(26)
Effect of exchange rate changes and other	2	1	13
Balance at end of year	$106	$105	$114